Hedging activities	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Hedging activities
Hedging activities
Derivative financial instruments
The Group utilises derivative financial instruments to mitigate its exposure to certain market risks associated with its ongoing operations. The primary risks that it seeks to manage through the use of derivative financial instruments include currency exchange risk, commodity price risk and interest rate risk.
All derivative financial instrument assets and liabilities are recorded at fair value in the consolidated statement of financial position. The Group does not use derivative financial instruments for trading or speculative purposes, and all hedge ratios are on a 1:1 basis. At the inception of a hedge transaction, the Group documents the relationship between the hedging instrument and the hedged item, as well as its risk management objective and strategy for undertaking the hedge transaction. This process includes linking the derivative financial instrument designated as a hedging instrument to the specific asset, liability, firm commitment or forecasted transaction. Refer to Note 26 for further details about the Group’s risk management strategy and objectives. Both at the hedge inception and on an ongoing basis, the Group assesses and documents whether the derivative financial instrument used in the hedging transaction is highly effective in maintaining the risk management objectives. Where critical terms match, the Group uses a qualitative assessment to ensure initial and ongoing effectiveness criteria. Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised or no longer qualifies for hedge accounting. At that time, any cumulative gain or loss on the hedging instrument recognised in equity is retained in equity until the forecasted transaction occurs. If the hedged transaction is no longer expected to occur, the net cumulative gain or loss recognised in equity is transferred to the income statement.
While certain derivative financial instruments are designated as hedging instruments, the Group may also enter into derivative financial instruments that are designed to hedge a risk but are not designated as hedging instruments (referred to as an economic hedge or a non-designated hedge). The decision regarding whether or not to designate a hedge for hedge accounting is made by management considering the size, purpose and tenure of the hedge, as well as the anticipated ability to achieve and maintain the Group’s risk management objective.
The Group is exposed to counterparty credit risk on all of its derivative financial instruments. It has established and maintained strict counterparty credit guidelines and enters into hedges only with financial institutions that are investment grade or better. It continuously monitors counterparty credit risk and utilises numerous counterparties to minimise its exposure to potential defaults.
The following table summarises the fair value of the assets and liabilities related to derivative financial instruments and the respective line items in which they were recorded in the consolidated statement of financial position as at the dates presented. All derivative instruments are classified as Level 2 within the fair value hierarchy.
Discussion of the Group’s other financial assets and liabilities is contained elsewhere in these financial statements. Refer to Note 9 for trade accounts receivable, Note 14 for trade and other payables, Note 13 for borrowings and Note 19 for amounts receivable and payable with related parties.

Hedging instrument	Location – statement of financial position	Year ended 31 December
		2023	2022
		€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	38	30
Foreign currency contracts	Non-current derivative assets	—	4
Interest rate and cross currency swaps	Non-current derivative assets	62	157
Commodity contracts	Current derivative assets	94	133
Foreign currency contracts	Current derivative assets	20	27
Interest rate and cross currency swaps	Current derivative assets	47	97
	Total assets	261	448
Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	30	6
Foreign currency contracts	Non-current derivative liabilities	2	10
Interest rate and cross currency swaps	Non-current derivative liabilities	137	171
Commodity contracts	Current derivative liabilities	58	47
Foreign currency contracts	Current derivative liabilities	36	29
Deal contingent forwards	Current derivative liabilities	5	—
	Total liabilities	268	263

Cash flow hedges
The Group uses cash flow hedges to mitigate its exposure to variability in cash flows attributable to currency fluctuations and commodity price fluctuations associated with certain highly probable forecasted transactions, including purchases of raw materials, finished goods and services denominated in non-functional currencies, the receipts of interest as well as the payments of interest and principal on debt issuances in non-functional currencies.
Effective changes in the fair value of these cash flow hedging instruments are recognised as a component of other reserves in the consolidated statement of changes in equity. Any changes in the fair value of these cash flow hedges that are the result of ineffectiveness are recognised immediately in the line item in the consolidated income statement that is consistent with the nature of the underlying hedged item. Historically, the Group has not experienced, nor does it expect to experience, material hedge ineffectiveness with the value of the hedged instrument equalling that of the hedged item. If the hedged cash flow results in a subsequent recognition of a non-financial asset or liability, the gains and/or losses accumulated in equity are included in the measurement of the cost of the asset or liability. For other cash flow hedges, the amounts deferred in equity are then recognised within the line item in the consolidated income statement that is consistent with the nature of the underlying hedged item in the period that the forecasted purchases or payments impact earnings.

The following table summarises the Group’s outstanding cash flow hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euro using the respective year end spot rate):

	Notional maturity profile
	Total	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Cash flow hedges	€ million	€ million	€ million	€ million	€ million
Foreign currency contracts	1,074	912	162	—	—
Interest rate and cross currency swaps	2,225	144	1,365	—	716
Commodity contracts	922	566	356	—	—
As at 31 December 2021	4,221	1,622	1,883	—	716
Foreign currency contracts	1,723	1,292	431	—	—
Interest rate and cross currency swaps	2,079	760	604	416	299
Commodity contracts	1,397	834	563	—	—
As at 31 December 2022	5,199	2,886	1,598	416	299
Deal contingent foreign currency forwards	636	636	—	—	—
Foreign currency contracts	1,105	980	125	—	—
Interest rate and cross currency swaps	1,306	602	—	520	184
Commodity contracts	1,441	829	588	9	15
As at 31 December 2023	4,488	3,047	713	529	199
The net notional amount of outstanding interest rate and cross currency swaps used to hedge interest rate risk and currency fluctuations of non-functional currency borrowings was €1.3 billion as at 31 December 2023, €2.1 billion as at 31 December 2022 and €2.2 billion as at 31 December 2021. The net notional amount of the other outstanding foreign currency cash flow hedges was
€1.1 billion as at 31 December 2023, €1.7 billion as at 31 December 2022 and
€1.1 billion as at 31 December 2021. The net notional amount of outstanding commodity-related cash flow hedges was €1.4 billion as at 31 December 2023,
€1.4 billion as at 31 December 2022 and €0.9 billion as at 31 December 2021.
During 2023, the Group entered into deal-contingent foreign currency forwards with a total notional amount of €636 million in order to mitigate the foreign currency risk arising from the proposed acquisition of CCBPI. These instruments were recorded as cash flow hedges. Refer to Note 19 for further information concerning the proposed acquisition. As of 31 December 2023, a loss of €5 million is recognised in other comprehensive income related to changes in the fair value of these instruments.
Outstanding cash flow hedges as at 31 December 2023 are expected to be settled between 2024 and 2036.
The following table provides a reconciliation by risk category of the net of tax impacts on the cash flow hedge reserve disclosed in Note 16, resulting from cash flow hedge accounting:

	Foreign currency contracts	Commodity contracts	Interest rate and cross currency swaps	Total
Cash flow hedges	€ million	€ million	€ million	€ million
As at 1 January 2021	(1)	20	1	20
Net fair value gains/(losses) recognised in OCI	108	209	(16)	301
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	3	(76)	(13)	(86)
Gains transferred to goodwill	(84)	—	—	(84)
As at 31 December 2021	26	153	(28)	151
Net fair value gains/(losses) recognised in OCI	13	43	46	102
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(19)	(117)	(13)	(149)
As at 31 December 2022	20	79	5	104
Net fair value gains/(losses) recognised in OCI	(26)	67	(3)	38
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories(A)	10	(111)	(10)	(111)
As at 31 December 2023	4	35	(8)	31
(A)The amount includes a net of tax gain of €83 million transferred from the cash flow hedge reserve to the cost of inventories.
The following table summarises the net of tax effect of the cash flow hedges in the consolidated income statement for the periods presented:

Cash flow hedging instruments	Location – Income statement	Amount of gain/(loss) reclassified from the cash flow hedge reserve into profit
		Year ended 31 December
		2023	2022	2021
		€ million	€ million	€ million
Foreign currency contracts	Cost of sales	1	19	(3)
Commodity contracts	Cost of sales	—	83	74
Commodity contracts	Selling and distribution expenses	17	34	2
Interest rate and cross currency swaps	Finance costs	10	13	13
Total		28	149	86
Ineffectiveness associated with these cash flow hedges was not material during any year presented within these financial statements.
Fair value hedges
The Group has designated certain cross currency swaps used to mitigate foreign currency risk and interest rate risk on foreign currency borrowings as fair value hedges. There is an economic relationship between the hedged item and the hedging instrument, as the terms of the cross currency swap contracts match the terms of the fixed rate borrowings. The Group has established a hedge ratio of 1:1 for the hedging relationship.
The following table summarises the Group’s outstanding fair value hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

		Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Fair value hedges	Total	€ million	€ million	€ million	€ million
Interest rate and cross currency swaps	166	—	—	—	166
As at 31 December 2021	166	—	—	—	166
Interest rate and cross currency swaps	1,165	—	—	500	665
As at 31 December 2022	1,165	—	—	500	665
Interest rate and cross currency swaps	1,159	—	275	450	434
As at 31 December 2023	1,159	—	275	450	434
The net notional amount of outstanding interest rate and cross currency swaps designated in a fair value hedge relationship with borrowings was €1,159 million as at 31 December 2023, €1,165 million as at 31 December 2022 and €166 million as at 31 December 2021.
The following table summarises the gains/(losses) recognised from the settlement of fair value hedges within the consolidated income statement for the periods presented:

Fair value hedges	Location – Income statement	Year ended 31 December
		2023	2022	2021
		€ million	€ million	€ million
Interest rate and cross currency swaps	Finance costs	(30)	2	(2)
Total		(30)	2	(2)
The carrying value of the hedged item recognised in borrowings as at 31 December 2023 is €1,051 million (31 December 2022: €1,019 million), which includes accumulated amounts of fair value hedging adjustments of €106 million reduction in borrowings (31 December 2022: €146 million reduction in borrowings).
Non-designated hedges
The Group periodically enters into derivative instruments that are designed to hedge various risks but are not designated as hedging instruments.
At times, it enters into other short-term non-designated hedges to mitigate its exposure to changes in cash flows attributable to currency fluctuations associated with no qualifying hedged items such as short-term intercompany loans and certain cash equivalents denominated in non-functional currencies. Changes in the fair value of outstanding non-designated hedges are recognised each reporting period in the line item in the consolidated income statement that is consistent with the nature of the hedged risk.
There were €215 million of outstanding non-designated foreign currency hedges related to hedging foreign currency exposure on intercompany loans as at 31 December 2023. There were €29 million outstanding non-designated hedges as at 31 December 2022.
The following table summarises the gains/(losses) recognised from non-designated derivative financial instruments in the consolidated income statement for the years presented:

Non-designated hedging instruments	Location – Income statement	Year ended 31 December
		2023	2022	2021
		€ million	€ million	€ million
Foreign currency contracts(A)	Non-operating items	(5)	(5)	—
Total		(5)	(5)	—
(A)The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.
Net investment hedges
The Group had no net investment hedges in place as at 31 December 2023 or 31 December 2022; however, it continues to monitor its exposure to currency exchange rates and may enter into future net investment hedges as a result of volatility in the functional currencies of certain of its subsidiaries.